Income Taxes - Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets
Accrued liabilities and reserves	$ 200.3	$ 192.2
Pension and other post-retirement benefits	68.4	76.8
Employee compensation & benefits	100.0	82.2
Tax loss and credit carryforwards	291.9	351.7
Total deferred tax assets	660.6	702.9
Valuation allowance	235.8	235.5
Deferred tax assets, net of valuation allowance	424.8	467.4
Deferred tax liabilities
Property, plant and equipment	51.6	57.9
Goodwill and other intangibles	645.6	697.1
Other liabilities	28.6	27.3
Total deferred tax liabilities	725.8	782.3
Net deferred tax liabilities	$ 301.0	$ 314.9